Basis of Presentation and General Information - Additional Information (Details)	Jun. 30, 2016
Property Plant And Equipment
Number of vessels	35
Suezmax Crude Oil Tankers
Property Plant And Equipment
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment
Number of vessels	20
Post Panamax Container Carrier Vessels
Property Plant And Equipment
Number of vessels	10
Capesize Bulk Carrier
Property Plant And Equipment
Number of vessels	1